UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Menlo Park, CA     November 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $104,244 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                        COM             157210105     7421   825528 SH       SOLE                   825528        0        0
CISCO SYS INC                   COM             17275R102     3654   110300 SH       SOLE                   110300        0        0
CITRIX SYS INC                  COM             177376100    15713   389709 SH       SOLE                   389709        0        0
DSP GROUP INC                   COM             23332B106     2168   136969 SH       SOLE                   136969        0        0
FOUNDRY NETWORKS INC            COM             35063R100    13768   774794 SH       SOLE                   774794        0        0
INTERNAP NETWORK SVCS CORP      COM PAR $.001   45885A300     2588   182619 SH       SOLE                   182619        0        0
KEYNOTE SYS INC                 COM             493308100     5585   406807 SH       SOLE                   406807        0        0
MARVELL TECHNOLOGY GROUP LTD    ORD             G5876H105    21066  1286868 SH       SOLE                  1286868        0        0
MICROSEMI CORP                  COM             595137100     6962   249721 SH       SOLE                   249721        0        0
PC-TEL INC                      COM             69325Q105     9692  1276897 SH       SOLE                  1276897        0        0
QLOGIC CORP                     COM             747277101    10671   793400 SH       SOLE                   793400        0        0
SOURCEFORGE INC                 COM             83616W101     4471  1824716 SH       SOLE                  1824716        0        0
STAKTEK HLDGS INC               COM             85256P106      361   104943 SH       SOLE                   104943        0        0
TELLABS INC                     COM             879664100      124    13000 SH  CALL SOLE                    13000        0        0